Note 19 - Capital Structure and Financial Matters	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]

Note 19. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

Capital Transactions

January 14, 2025, the Company made effective a change to its ratio of ADSs to its ordinary shares, DKK 1 nominal value (the “ADS Ratio”). The ratio has been changed from one ADS representing ten (10) ordinary shares to a new ADS Ratio of one ADS representing fifty (50) ordinary shares of the Company. Unless specified otherwise, all references in this annual report to ADS share and ADS per share data have been adjusted, including historical data which has been retroactively adjusted, to give effect to the ADS Ratio change.

January 17, 2025, an extraordinary general meeting of Evaxion was held, where it was approved to reduce our share capital by nominal DKK 58,980,417 from nominal DKK 78,640,556 to nominal DKK 19,660,139 to cover loss. Furthermore, it was approved to reduce the nominal value of the shares from nominal DKK 1 per share to nominal DKK 0.25 per share, and our Article of Association were amended accordingly.

January 31, 2025, the Company closed its public offering of an aggregate of 3,997,361 of its ADSs and warrants to purchase up to 50% of the ADSs offered at a combined public offering price of $2.71 per ADS with one accompanying warrant for each two ADSs, with gross proceeds of $10.8 million. The Company registered aggregate share capital increases of nominal DKK 49,967,012.50 with the Danish Business Authority, with effective date of January 31, 2025, corresponding to an aggregate increase in the Company’s share capital to nominal DKK 78,332,151.50. This reflected issuances of 199,868,050 shares in connection with the public offering.

In October 2025, the Company registered $2.7 million capital increase from exercise of 48,407,150 investor warrants from the January 2025 Public Offering.

In November 2025, the Company registered $0.1 million capital increase from exercise of 1,875,000 investor warrants from the January 2025 Public Offering.

As of December 31, 2025, the Company’s share capital of DKK 104.3 million consists of 417,010,756 ordinary shares.

JonesTrading Sales Agreement

On October 3, 2022, the Company entered into an At-The-Market (ATM) Issuance Sales Agreement with JonesTrading Institutional Services LLC (“JonesTrading”) under which the Company could sell up to an aggregate of $14.4 million of its ordinary shares represented by ADSs. The Company agreed to pay JonesTrading commission equal to 3% of the gross proceeds of the sales price of all ADSs sold through them as sales agent under the Sales Agreement. The offering of the Company’s ADSs pursuant to the Sales Agreement will terminate at the earliest of (1) the sale of all of the ordinary shares subject to the Sales Agreement, or (2) termination of the Sales Agreement by the Company or JonesTrading. The Company and JonesTrading may terminate the sales agreement at any time upon ten days prior notice. JonesTrading may terminate the Sales Agreement at any time in certain circumstances, including the occurrence of a material adverse change that, in their judgment, may make it impracticable or inadvisable to market or sell the Company’s ADSs or a suspension or limitation of trading the Company’s ADSs on The Nasdaq Capital Market.

January 24, 2025, the Company sold 696,400 ADSs at an average price of USD $7.1776 per ADS. The ADSs were sold in an at-the-market (ATM) offering pursuant to the terms and subject to the conditions contained in that certain Capital Demand Sales Agreement between the Company and Jones Trading Institutional Services LLC dated October 3, 2022. After deducting fees and expenses, total proceeds to the Company from the sales of the ADSs were approximately $4.85 million.

In September 2025, the Company sold 1,018,000 ADSs at an average price of USD $4.3931 per ADS. The ADSs were sold in an at-the-market (ATM) offering pursuant to the terms and subject to the conditions contained in that certain Capital Demand Sales Agreement between the Company and Jones Trading Institutional Services LLC dated October 3, 2022. After deducting fees and expenses, total proceeds to the Company from the sales of the ADSs were approximately $4.3 million.

December 10, 2025, the Company filed a prospectus supplement to the Prospectus Supplement dated March 26, 2025,

and Prospectus dated March 24, 2025. As of the date hereof, the aggregate market value of the Company’s ordinary shares represented by ADSs held by non-affiliates (“public float”), calculated in accordance with General Instruction I.B.5 of Form F-3 under the Securities Act of 1933, as amended, was approximately $75.9 million, which was calculated based on 344,711,416 ordinary shares (which would be represented by 6,894,228 ADSs) outstanding and held by non-affiliates as of November 4, 2025, at a price of $11.01 per ADS as of October 15, 2025, which was the highest closing price of the ADSs on The Nasdaq Capital Market within 60 days of the filing of this Prospectus Supplement.

The Company filed the Prospectus Supplement to amend the Prospectus to update the public float, and indicate that, because the public float is above $75.0 million, the Company is no longer subject to the sales limitations of General Instruction I.B.5 of Form F-3 with respect to the Registration Statement of which the Prospectus, as amended by the Prospectus Supplement, forms a part. Since the filing of the Registration Statement, the Company has sold $4,472,175.80 of ADSs pursuant to the Sales Agreement. Accordingly, because the Company no longer is subject to the sales limitations of General Instruction I.B.5, they may offer and sell up to an additional $45.52 million of ADSs pursuant to the Sales Agreement and Prospectus.

2023 Securities Purchase Agreement

On December 18, 2023, the Company entered into a Securities Purchase Agreement with a group of certain investors including all members of the Company’s Management and Board of Directors, and MSD Global Health Innovation Fund, a corporate venture capital arm of Merck & Co., Inc., Rahway, NJ, USA, for the issuance and sale in private placement of 9,726,898 of ordinary shares, DKK 1 nominal value represented by ADSs, and accompanying 2023 SPA Investor Warrants to purchase up to 9,726,898 ordinary shares represented by ADSs at a purchase price of $0.54 per ordinary share. The 2023 SPA Investor Warrants are exercisable immediately upon issuance and expire three years after the closing date of the private placement and have an exercise price equal to $0.71 per share. The gross proceeds to the Company from the private placement were $5.3 million, with up to an additional $6.8 million of gross proceeds in the event of cash exercise of the 2023 SPA Investor Warrants, before deducting offering expenses payable by the Company. Of the initial gross proceeds to the Company, $2.6 million was allocated to the 2023 SPA Investor Warrants issued. Refer to Note 6 for additional information on the 2023 SPA Investor Warrants.

February 2024 Offering

In February 2024, the Company completed a public offering through which the Company offered 151,500 ADSs representing an aggregated 7,575,000 ordinary shares, DKK 1 nominal value per share, together with warrants to purchase up to 151,500 ADSs representing 7,575,000 ordinary shares. The public offering price for each ADS and accompanying warrant is $20.00. The warrants have an exercise price per ADS of DKK 137.6 and are immediately exercisable for a term of five years from the date of issuance. As part of the public offering, the Company offered prefunded warrants to purchase up to 598,500 ADSs representing 29,925,000 ordinary shares. The public offering price for each ADS and accompanying prefunded warrant is $20.00. The prefunded warrants have an exercise price per ADS of $1.4537 and are immediately exercisable for a term of five years from the date of issuance. After deducting fees and expenses, total proceeds to the Company from the public offering were approximately $8.4 million. During the six months ended June 30, 2024, 599,500 prefunded warrants to purchase ADSs were exercised for total proceeds of approximately $0.9 million.

January 2025 Public Offering

January 31, 2025, the Company closed its public offering of an aggregate of 3,997,361 of its ADSs and warrants to purchase up to 50% of the ADSs offered at a combined public offering price of $2.71 per ADS with one accompanying warrant for each two ADSs, with gross proceeds of $10.8 million. The Company registered aggregate share capital increases of nominal DKK 49,967,012.50 with the Danish Business Authority, with effective date of January 31, 2025, corresponding to an aggregate increase in the Company’s share capital to nominal DKK 78,332,151.50. This reflected issuances of 199,868,050 shares in connection with the public offering.

Debt conversion of EIB loan

In connection with the conversion of the EIB loan on July 2025, 38,450.000 warrants were issued. The issued warrants were fair valued at 0.2164 DKK per warrant using the Black-Scholes valuation model considering relevant inputs, including the expected share price volatility, remaining contractual term, risk-free interest rate and expected dividends. The warrants are equity classified, and the total fair value amounted to $1.3 million.

considering relevant inputs, including the expected share price volatility, remaining contractual term, risk-free interest rate and expected dividend

At year end 2025 and 2024, due to issue of shares and warrant exercise, the outstanding share capital was nominal DKK 104,252,689 and DKK 70,130,556, respectively.

The following are changes in the Company’s share capital for the years ended December 31, 2024 and 2025:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2023	37,897,780	37,898
Capital increase January 2024 (exercised warrants)	9,216	9
Capital increase at January 26, 2024 (JonesTrading sales agreement)	2,633,550	2,634
Capital increase at February 3, 2024 (JonesTrading sales agreement)	4,450,000	4,450
Capital increase at February 5, 2024 (JonesTrading sales agreement)	3,125,000	3,125
Capital increase February 2024 (exercised warrants)	1,975,000	1,975
Capital increase February 2024 (exercised warrants)	2,060,000	2,060
Capital increase April 2024 (exercised warrants)	1,960,000	1,960
Capital increase July 2024 (exercised warrants)	1,640,000	1,640
Capital increase at August 12, 2024 (JonesTrading sales agreement)	10,000	10
Capital increase at September 4, 2024 (JonesTrading sales agreement)	10,000	10
Capital increase at September 5, 2024 (JonesTrading sales agreement)	10,000	10
Capital increase September 2024 (exercised warrants)	1,070,000	1,070
Capital increase at September 30, 2024 (JonesTrading sales agreement)	316,180	316
Capital increase at September 30, 2024 (JonesTrading sales agreement)	253,830	254
Capital increase October 2024 (exercised warrants)	1,240,000	1,240
Capital increase December 2024 (exercised warrants)	4,840,000	4,840
Capital increase December 2024 (exercised warrants)	6,630,000	6,630
Share capital, December 31, 2024	70,130,556	70,131
Capital increase at January 8, 2025 (exercides warrants)	6,360,000	6,360
Capital increase at January 16, 2025 (exercides warrants)	2,150,000	2,150
Capital decrease at January 17, 2025	0	(58,980)
Capital increase at January 27, 2025 (JonesTrading)	34,820,000	8,705
Capital increase at January 31, 2025 (public offering)	177,451,100	44,363
Capital increase at January 31, 2025 (public offering)	22,416,950	5,604
Capital increase at February 5, 2025 (exercised warrants)	2,500,000	625
Capital increase at September 26, 2025 (JonesTrading)	50,900,000	12,725
Capital increase at October 3, 2025 (exercised warrants)	21,705,100	5,426
Capital increase at October 7, 2025 (exercised warrants)	1,325,150	331
Capital increase at October 8, 2025 (exercised warrants)	1,625,000	406
Capital increase at October 9, 2025 (exercised warrants)	1,875,000	469
Capital increase at October 9, 2025 (exercised warrants)	1,875,000	469
Capital increase at October 10, 2025 (exercised warrants)	922,500	231
Capital increase at October 10, 2025 (exercised warrants)	137,500	34
Capital increase at October 15, 2025 (exercised warrants)	2,025,000	506
Capital increase at October 16, 2025 (exercised warrants)	6,479,400	1,620
Capital increase at October 17, 2025 (exercised warrants)	5,350,000	1,338
Capital increase at October 20, 2025 (exercised warrants)	400,000	100
Capital increase at October 20, 2025 (exercised warrants)	1,875,000	469
Capital increase at October 21, 2025 (exercised warrants)	2,025,000	506
Capital increase at October 22, 2025 (exercised warrants)	200,000	50
Capital increase at October 24, 2025 (exercised warrants)	275,000	69
Capital increase at October 28, 2025 (exercised warrants)	312,500	78
Capital increase at November 4, 2025 (exercised warrants)	1,875,000	469
Share capital, December 31, 2025	417,010,756	104,253

The Company’s share capital consists of the following ordinary shares:

	December 31,
	2025	2024
	(USD in thousands)
Authorized, issued and fully paid
417,010,756 (2024: 70,130,556) ordinary shares of DKK 0.25 each (2024: ordinary shares of DKK 1 each)	$15,791	$10,516
Total share capital	$15,791	$10,516

The Company’s ordinary shares shall confer on the holders thereof the right to receive notice of, attend and vote at general meetings of the Company.

Executive Management’s and Board of Director’s holding of shares

At December 31, 2025, the board of directors and executive management held the following shareholdings in the Company (including 60‑Day‑Exercisable Warrants):

	2025	2024	2023
Number of ordinary shares owned
Helen Tayton-Martin	277,778	—	-
Thomas Frederik Schmidt	968,600	—	-
Birgitte Rønø	262,871	187,170	148,123
Andreas Holm Mattsson	6,330,118	4,289,341	4,267,931
Executive Management in total	7,839,367	4,476,511	4,416,054

	2025	2024	2023
Number of ordinary shares owned
Roberto Prego	726,169	561,156	539,069
Lars Holtug	483,391	179,978	157,891
Marianne Søgaard	6,473,997	1,777,471	1,684,547
Lars Aage Staal Wegner	837,900	681,842	-
Board of Directors in total	8,521,457	3,200,447	2,381,507